UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                               ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Mangan & McColl Partners, LLC
               --------------------------------------------
Address:       Bank of America Corporate Center
               --------------------------------------------
               100 North Tryon Street, Suite 5130
               --------------------------------------------
               Charlotte, North Carolina   28202
               --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg     Charlotte, North Carolina        August 16, 2004
------------------------   ---------------------------    ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                     ----------------

Form 13F Information Table Entry Total:                     80
                                                     ----------------

Form 13F Information Table Value Total:              $   937,258
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


ADVANCED FIBRE
COMMUNICATI    COMMON     00754A105    17,271     855,000      SH          X                   N/A         855,000

ALTRIA
GROUP INC      COMMON     02209S103    15,015     300,000      SH          X                   N/A         300,000

ALARIS
MEDICAL
SYSTEM         COMMON     011637105       348      15,583      SH          X                   N/A          15,583

APOGENT
TECHNOLOGIES
INC            COMMON     03760A101    40,134   1,254,200      SH          X                   N/A       1,254,200

ATLAS
AMERICA
INC            COMMON    049167109        807      40,000      SH          X                   N/A          40,000

BANK OF
AMER CORP      COMMON    060505104     29,617     350,000      SH          X                   N/A         350,000

BANK
ONE CORP       COMMON    06423A103     75,639   1,477,998      SH          X                   N/A       1,477,998

BB&T
CORP           COMMON    054937107      4,621     125,000      SH          X                  N/A          125,000

SOUTHTRUST
CORP           COMMON    844730901      3,881     100,000      SH   CALL   X                  N/A          100,000

CHARTER ONE
FINANCIAL INC  COMMON    160903100     70,704   1,600,000      SH          X                  N/A        1,600,000

CHELSEA PPTY
GROUP INC      COMMON    163421100      6,522     100,000      SH          X                  N/A          100,000




                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


CIMA
LABS INC       COMMON    171796105     33,730   1,000,000      SH          X                  N/A        1,000,000

CITIZENS
COMMUNICATIONS
CO             COMMON    17453B101        908      75,000      SH          X                  N/A           75,000

COMCAST
CORPORATION    COMMON    20030N200      6,903     250,000      SH          X                  N/A          250,000

COMMUNITY 1ST
BANKSHS INC    COMMON    203902101      1,328      41,246      SH          X                  N/A           41,246

CONSOL
ENERGY INC     COMMON    20854P109      7,200     200,000      SH          X                  N/A          200,000

DOBSON
COMMUNICATIONS
CORP           COMMON    256069105        141      43,252      SH          X                  N/A           43,252

DUANE
READE INC      COMMON    263578106      3,103     190,000      SH          X                  N/A          190,000

E TRADE
FINANCIAL      NOTE 6.0%
CORP           2/07      269246AB0      1,025   1,000,000      PRN         X                  N/A         1,000,000

EDISON
INTERNATIONAL  COMMON    281020107      5,114     200,000      SH          X                  N/A           200,000

ELAN
CORP PLC-ADR   COMMON    284131208     11,752     475,000      SH          X                  N/A           475,000

EVERGREEN
RESOURCES
INC NE         COMMON    299900308     10,415     257,800      SH          X                  N/A           257,800

FIDELITY
BANKSHARES
INC            COMMON    31604Q107      3,722     105,000      SH          X                  N/A           105,000

FIRST
ACCEPTANCE
CORP           COMMON    318457108      2,031     290,097      SH          X                  N/A           290,097


FIRST
DATA CORP      COMMON    319963104     14,764     331,617      SH          X                  N/A           331,617

FIRST HORIZON
NATL CORP      COMMON    320517105      7,957     175,000      SH          X                  N/A           175,000

FOAMEX
INTERNATIONAL
INC            COMMON    344123104        244      50,000      SH          X                  N/A            50,000



                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


FRANKLIN
BANK CORP      COMMON    352451108      1,819     115,000      SH          X                  N/A           115,000

FREEMARKETS
INC            COMMON    356602102      1,457     225,000      SH          X                  N/A           225,000

GENZYME
CORP           COMMON    372917104      2,367      50,000      SH          X                  N/A            50,000

GEORGIA
PACIFIC CORP   COMMON    373298108      4,992     135,000      SH          X                  N/A           135,000

GLOBAL
CROSSING
LTD NEW        COMMON    G3921A175        468      30,000      SH          X                 N/A             30,000

GOLD BANC
CORP INC       COMMON    379907108     19,143   1,235,000      SH          X                 N/A          1,235,000

GREENPOINT
FINANCIAL
CORP           COMMON    395384100     22,589     569,000      SH          X                 N/A            569,000

HOLLYWOOD
ENTERTAINMENT
CO             COMMON    436141105     24,916   1,865,000     SH           X                 N/A          1,865,000

HONEYWELL
INTL INC       COMMON    438516106      3,663     100,000     SH           X                 N/A            100,000

IMPAC
MORTGAGE
HOLDINGS IN   COMMON     45254P102      2,252     100,000     SH           X                 N/A            100,000

INVISION
TECHNOLOGIES
INC           COMMON     461851107      43,413    870,000     SH           X                 N/A            870,000

ISHARES
MSCI-JAPAN
INDEX F       COMMON     464286848       2,124    200,000     SH           X                 N/A            200,000

J C PENNEY
CO INC        COMMON     708160106       11,328   300,000     SH           X                 N/A            300,000





                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


J P MORGAN
CHASE & CO    COMMON     46625H100       37,960   979,100     SH           X                 N/A            979,100

JOHNSON
OUTDOORS
INC CL A      COMMON     479167108          973    50,000     SH           X                 N/A             50,000

KMART
HOLDINGS
CORP          COMMON     498780105        5,385    75,000     SH           X                 N/A             75,000

MAGELLAN
HEALTH
SERVICES I    COMMON     559079207        1,840    55,000     SH           X                 N/A              55,000

MANULIFE
FINANCIAL
CORP          COMMON     56501R106       13,066    322,616    SH           X                 N/A             322,616

MASSEY
ENERGY
CORP          COMMON     576206106        2,116     75,000    SH           X                 N/A              75,000

METRIS
COMPANIES
INC           COMMON     591598107        1,521    175,000    SH           X                 N/A             175,000

MGM
MIRAGE        COMMON     552953101       18,776    400,000    SH           X                 N/A             400,000

MICROSOFT
CORP          COMMON     594918104       54,26   1,900,000    SH           X                 N/A           1,900,000

MIDWAY
GAMES INC     COMMON     598148104       1,152     100,000    SH           X                 N/A             100,000

MORGAN
STANLEY
DEAN WITTER   COMMON     617446448       10,554    200,000    SH           X                 N/A             200,000

NATIONAL
COMMERCE
FINANCIA      COMMON     63545P104       15,503    477,000    SH           X                 N/A             477,000

NATIONAL
PROCESSING
INC           COMMON     637229105       8,625     300,000    SH           X                 N/A             300,000

NEIGHBORCARE
INC           COMMON     64015Y104      15,665     500,000    SH           X                 N/A             500,000

NEWALLIANCE
BANCSHARES
INC           COMMON     650203102       1,396     100,000    SH           X                 N/A             100,000

NEWPORT
CORP          COMMON     651824104       2,426     150,000    SH           X                 N/A             150,000

OWENS
ILLINOIS
INC NEW       COMMON     690768403       4,190     250,000    SH           X                 N/A             250,000

OXFORD
HEALTH
PLANS INC     COMMON     691471106      54,269     986,000    SH           X                 N/A             986,000

PANAMSAT
CORP          COMMON     697933109       1,393      60,000    SH           X                 N/A              60,000

PENTAIR
INC           COMMON     709631105       7,064     210,000    SH           X                 N/A             210,000






                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

PROVIDENT
FINANCIAL GROUP  COMMON     743866105     2,230      56,116    SH          X                  N/A            56,116

PROVIDIAN
FINANCIAL CORP   COMMON     74406A102     2,347     160,000    SH          X                  N/A           160,000

RAIT INVESTMENT
TRUST            COMMON     749227104     2,465     100,000    SH          X                  N/A           100,000

RANGE
RESOURCES CORP   COMMON     75281A109     1,825     125,000    SH          X                  N/A           125,000

RELIANT
RESOURCES INC    COMMON     75952B105     5,415     500,000    SH          X                  N/A           500,000

SEACOAST
FINANCIAL
SERVICE          COMMON     81170Q106     3,460     100,000    SH          X                  N/A           100,000

SEMPRA ENERGY    COMMON     816851109     4,304     125,000    SH          X                  N/A           125,000

SOUND FEDERAL
BANCORP INC      COMMON     83607V104     1,342     100,000    SH          X                  N/A           100,000

SOUTHTRUST CORP  COMMON     844730101    37,840     975,000    SH          X                  N/A           975,000

SOVEREIGN
BANCORP INC      COMMON     845905108     1,658      75,000    SH          X                  N/A            75,000

TEXAS GENCO
HLDGS INC        COMMON     882443104     1,804      40,000    SH          X                  N/A            40,000

TITAN CORP       COMMON     888266103    40,238   3,100,000    SH          X                  N/A         3,100,000

TXU CORP         COMMON     873168108     5,064     125,000    SH          X                  N/A           125,000

UNION PLANTERS
CORP             COMMON     908068109     6,441     216,055    SH          X                  N/A           216,055

UNISOURCE
ENERGY CORP      COMMON     909205106    14,165     570,000    SH          X                  N/A           570,000

UNIVISION
COMMUNICATIONS I COMMON     914906102     8,088     253,295    SH          X                  N/A           253,295

US ONCOLOGY INC  COMMON     90338W103     6,256     425,000    SH          X                  N/A           425,000

USG CORP NEW
$0.10 PAR        COMMON     903293405     3,956     225,000    SH          X                  N/A           225,000

WASHINGTON
MUTUAL INC       COMMON     939322103     6,762     175,000    SH          X                  N/A           175,000

WILLIAMS
COMPANIES INC    COMMON     969457100     8,033     675,000    SH          X                  N/A           675,000
